Debt, Credit Facilities, and Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Debt, Credit Facilities, and Commitments and Contingencies
Debt, Credit Facilities, and Commitments and Contingencies

Note 7  Debt, Credit Facilities, and Commitments and Contingencies

Long-Term Debt

The following is a summary of long-term debt as of December 31, 2012.

(in millions)	Effective interest rate in 2012(a)	2012

Floating rate notes due 2015	1.13%	500
1.2% notes due 2015	1.24%	3,500
1.75% notes due 2017	1.82%	4,000
2.0% notes due 2018	2.12%	1,000
2.9% notes due 2022	3.01%	3,100
4.4% notes due 2042	4.50%	2,600
Other	—	104
Fair value hedges and unamortized bond discounts	—	(152)

Total long-term debt and lease obligations		14,652
Current portion		22

Noncurrent portion		$14,630

(a)
Excludes the effect of any related interest rate swaps.

In November 2012, AbbVie issued $14.7 billion aggregate principal amount of senior notes. Approximately $3.0 billion of these senior notes were issued to Abbott as partial consideration for the transfer of assets from Abbott to AbbVie. AbbVie used part of the net proceeds from the sale of senior notes (other than the senior notes issued to Abbott) to finance the payment made in November 2012 of a $10.2 billion distribution to Abbott, as provided by the terms of the separation agreement. The debt was guaranteed by Abbott until AbbVie separated from Abbott on January 1, 2013.

AbbVie may redeem all of the senior notes of each series, other than the floating notes due in 2015, at any time, and some of the senior notes of each series, other than the floating notes due in 2015, from time to time, at a redemption price equal to the principal amount of the senior notes redeemed plus a make-whole premium. AbbVie may not redeem the floating notes due in 2015 prior to maturity.

Debt issuance costs incurred in connection with the senior note debt offering, which totaled $63 million, are being amortized over the respective terms of the notes to interest expense in the combined statements of earnings.

At December 31, 2012, the company was in compliance with its senior note covenants.

Short-Term Borrowings

At December 31, 2012, short-term borrowings included $1.0 billion of commercial paper borrowings. The weighted-average interest rate on short-term borrowings was 0.4% at December 31, 2012. AbbVie has a $2.0 billion unsecured bank credit facility agreement, which backs the commercial paper program, and matures in July 2017. Abbott was relieved of its obligations under the credit facility upon separation of AbbVie from Abbott on January 1, 2013, and AbbVie became the sole obligor of this facility. The credit facility enables the company to borrow funds on an unsecured basis at floating interest rates. At December 31, 2012, the company was in compliance with its credit facility covenants. Compensating balances and commitment fees are not material.

Leases

As part of the separation, AbbVie entered into agreements to lease certain facilities, including office, laboratory, and factory and warehouse space, under principally non-cancelable operating leases. The leases generally provide for the company to pay taxes, maintenance, insurance and other operating costs of the leased property. AbbVie also leases office space on a short-term basis typically under cancelable operating leases. The company has capital lease obligations principally for automobiles. As of December 31, 2012, annual future minimum lease payments are not material.

Future Minimum Lease Payments and Long-Term Debt Maturities

as of and for the years ended December 31 (in millions)

2013	$22
2014	15
2015	4,012
2016	9
2017	4,000
Later years	6,746

Total obligations and commitments	14,804
Fair value hedges and unamortized bond discounts	(152)

Current and long-term debt and lease obligations	$14,652

Contingencies and Guarantees

In connection with the distribution, AbbVie has indemnified Abbott for all liabilities resulting from the operation of AbbVie's business other than income tax liabilities with respect to periods prior to the distribution date and other liabilities as agreed to by AbbVie and Abbott. AbbVie has no material exposures to off-balance sheet arrangements, no special-purpose entities and no activities that included non-exchange-traded contracts accounted for at fair value. In the ordinary course of business, AbbVie has periodically entered into third-party agreements, such as the assignment of product rights, which have resulted in AbbVie becoming secondarily liable for obligations for which AbbVie had previously been primarily liable. Since AbbVie no longer maintains a business relationship with the other parties, AbbVie is unable to develop an estimate of the maximum potential amount of future payments, if any, under these obligations. Based upon past experience, the likelihood of payments under these agreements is remote. AbbVie periodically acquires a business or product rights in which AbbVie agrees to pay contingent consideration based on attaining certain thresholds or based on the occurrence of certain events.